other long-term liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
other long-term liabilities
Contract liabilities	$ 84	$ 82
Other	2	2
Deferred revenues	86	84
Pension benefit liabilities	453	392
Other post-employment benefit liabilities	76	68
Derivative liabilities	191	24
Investment in real estate joint ventures		9
Other	57	53
Subtotal	863	630
Deferred customer activation and connection fees	4	6
Other long-term liabilities	$ 867	$ 636